Separate Account Balances - Retirement and Income Solutions (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in separate account liabilities
Balance at beginning of period	$ 131,641.7	$ 120,279.6
Balance at end of period	137,061.8	131,641.7	$ 120,279.6
Retirement and Income Solutions
Changes in separate account liabilities
Balance at beginning of period	126,650.4	115,899.1
Balance at end of period	131,771.5	126,650.4	115,899.1
Retirement and Income Solutions | Group retirement contracts
Changes in separate account liabilities
Balance at beginning of period	117,518.5	107,240.1	131,188.6
Premiums and deposits	7,262.6	11,379.0	14,859.3
Policy charges	(169.4)	(366.0)	(383.7)
Surrenders, withdrawals and benefit payments	(9,056.6)	(13,916.8)	(14,479.4)
Investment performance	7,931.8	15,820.7	(20,641.3)
Net transfers (to) from general account	(1,001.3)	(2,461.1)	(2,571.7)
Other	248.1	(177.4)	(731.7)
Balance at end of period	122,733.7	117,518.5	107,240.1
Cash surrender value	121,457.3	116,522.1	106,125.7
Retirement and Income Solutions | Individual variable annuities
Changes in separate account liabilities
Balance at beginning of period	9,131.9	8,659.0	11,000.0
Premiums and deposits	160.8	328.5	354.1
Policy charges	(101.3)	(204.5)	(211.1)
Surrenders, withdrawals and benefit payments	(783.4)	(1,018.2)	(790.1)
Investment performance	649.4	1,315.1	(1,723.3)
Net transfers (to) from general account	2.9	30.4	29.4
Other	(22.5)	21.6
Balance at end of period	9,037.8	9,131.9	8,659.0
Cash surrender value	$ 8,918.7	$ 9,011.5	$ 8,538.7